Note 15 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Interest rate swap contracts	$ 540,753	$ 0
Total derivative assets	540,753	0
Interest rate swap contract	0	203,553
Interest rate swap contracts	952,666	362,195
Total derivative liabilities	$ 952,666	$ 565,748